                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Quarter Ended: June 30, 2008

Check here if Amendment: [ ]; Amendment Number: ___________

     This Amendment (check only one): [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fairfax Financial Holdings Limited
Address: 95 Wellington Street West
         Suite 800
         Toronto, ON M5J 2N7

Form 13F File Number: 028-12554

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Paul Rivett
Title: Vice President and Chief Legal Officer
Phone: 416-367-4941

Signature, Place, and Date of Signing:


/s/ Paul Rivett                      Toronto, ON  July 28, 2008
----------------------------------

Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 2

Form 13F Information Table Entry Total:           31

Form 13F Information Table Value Total:   $3,572,785
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----
01    028-12555              Hamblin Watsa Investment Counsel Ltd.
02    028-12556              V. Prem Watsa
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                       FAIRFAX FINANCIAL HOLDINGS LIMITED
                           FORM 13F INFORMATION TABLE
                                  June 30, 2008

         COLUMN 1               COLUMN 2       COLUMN 3   COLUMN 4         COLUMN 5          COLUMN 6   COLUMN 7       COLUMN 8
--------------------------  ----------------  ---------  ---------  ----------------------  ----------  --------  ------------------
                                                                                                                   VOTING AUTHORITY
                                                           VALUE      SHRS OR    SH/  PUT/  INVESTMENT    OTHER   -----------------
       NAME OF ISSUER        TITLE OF CLASS     CUSIP    (x$1000)     PRN AMT    PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
--------------------------  ----------------  ---------  ---------  -----------  ---  ----  ----------  --------  ----  ------  ----
ABBOTT LABS                 COM               002824100      2,379       45,000   SH          DEFINED     01,02   SOLE
ASTRAZENECA PLC             SPONSORED ADR     046353108        539       12,700   SH          DEFINED     01,02   SOLE
BALDWIN & LYONS INC         CL B              057755209     16,953      969,875   SH          DEFINED     01,02   SOLE
BERKSHIRE HATHAWAY INC DEL  CL A              084670108        482            4   SH          DEFINED     01,02   SOLE
BROWN & BROWN INC           COM               115236101        209       12,000   SH          DEFINED     01,02   SOLE
CFS BANCORP INC             COM               12525D102        113       10,000   SH          DEFINED     01,02   SOLE
CITIZENS COMMUNICATIONS CO  COM               17453B101    210,778   18,620,000   SH          DEFINED     01,02   SOLE
CRESUD S A C I F Y A        SPONSORED ADR     226406106      6,984      470,000   SH          DEFINED     01,02   SOLE
DELL INC                    COM               24702R101    247,442   11,303,900   SH          DEFINED     01,02   SOLE
FIRST PL FINL CORP          COM               33610T109         94       10,000   SH          DEFINED     01,02   SOLE
GLAXOSMITHKLINE PLC         SPONSORED ADR     37733W105        831       18,800   SH          DEFINED     01,02   SOLE
IDT CORP                    COM               448947101         22       15,000   SH          DEFINED     01,02   SOLE
INTERNATIONAL COAL GRP
   INC N                    COM               45928H106    274,768   21,055,000   SH          DEFINED     01,02   SOLE
JOHNSON & JOHNSON           COM               478160104    381,521    5,935,300   SH          DEFINED     01,02   SOLE
KING PHARMACEUTICALS INC    COM               495582108    106,113   10,135,000   SH          DEFINED     01,02   SOLE
LEVEL 3 COMMUNICATIONS INC  COM               52729N100    344,265  116,700,000   SH          DEFINED     01,02   SOLE
NAM TAI ELECTRS INC         COM PAR $0.02     629865205        326       25,000   SH          DEFINED     01,02   SOLE
NEW YORK CMNTY BANCORP INC  COM               649445103        356       20,000   SH          DEFINED     01,02   SOLE
NEWMARKET CORP              COM               651587107        265        4,000   SH          DEFINED     01,02   SOLE
ODYSSEY RE HLDGS CORP       COM               67612W108  1,505,179   42,399,400   SH          DEFINED     01,02   SOLE
OFFICE DEPOT INC            COM               676220106        304       27,800   SH          DEFINED     01,02   SOLE
OLD REP INTL CORP           COM               680223104        178       15,000   SH          DEFINED     01,02   SOLE
OVERSTOCK COM INC DEL       COM               690370101     87,939    3,388,774   SH          DEFINED     01,02   SOLE
OVERSTOCK COM INC DEL       NOTE 3.750% 12/0  690370AB7     26,410   36,873,000  PRN          DEFINED     01,02   SOLE
PFIZER INC                  COM               717081103    311,092   17,827,600   SH          DEFINED     01,02   SOLE
PIER 1 IMPORTS INC          NOTE 6.375% 2/1   720279AH1      1,944    2,500,000  PRN          DEFINED     01,02   SOLE
RYANAIR HLDGS PLC           SPONSORED ADR     783513104      2,056       71,700   SH          DEFINED     01,02   SOLE
SANOFI AVENTIS              SPONSORED ADR     80105N105        379       11,400   SH          DEFINED     01,02   SOLE
STEWART ENTERPRISES INC     CL A              860370105     29,718    4,127,546   SH          DEFINED     01,02   SOLE
U S G CORP                  COM NEW           903293405        428       14,500   SH          DEFINED     01,02   SOLE
WAL MART STORES INC         COM               931142103     12,718      226,700   SH          DEFINED     01,02   SOLE